Contingent liabilities, contractual commitments and guarantees	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments and guarantees

31	Contingent liabilities, contractual commitments, guarantees and contingent assets

	2023	2022
	£m	£m
Guarantees and other contingent liabilities:
– financial guarantees	2,401	5,327
– performance and other guarantees	19,548	17,136
– other contingent liabilities	268	353
At 31 Dec	22,217	22,816
Commitments:[1]
– documentary credits and short-term trade-related transactions	1,919	2,317
– forward asset purchases and forward deposits placed	38,704	33,684
– standby facilities, credit lines and other commitments to lend	91,206	91,912
At 31 Dec	131,829	127,913
1    Includes £125,616m of commitments (2022: £126,457m), to which the impairment requirements in IFRS 9 are applied where the group has become party to an irrevocable commitment.
The above table discloses the nominal principal amounts, which represent the maximum amounts at risk should the contracts be fully drawn upon and clients default. As a significant portion of guarantees and commitments is expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements.
UK branches of HSBC overseas entities
In December 2017, HM Revenue & Customs (‘HMRC’) challenged the VAT status of certain UK branches of HSBC overseas entities. HMRC has also issued notices of assessment covering the period from 1 October 2013 to 31 December 2017 totalling £262m, with interest to be determined. No provision has been recognised in respect of these notices. In Q1 2019, HMRC reaffirmed its assessment that the UK branches are ineligible to be members of the UK VAT group and, consequently, HSBC paid HMRC the sum of £262m and filed appeals. In February 2022, the Upper Tribunal issued a judgement addressing several preliminary legal issues, which was partially in favour of HMRC and partially in favour of HSBC. The case has now returned to the First-tier Tax tribunal for determination. Since January 2018, HSBC’s returns have been prepared on the basis that the UK branches are not in the UK VAT group. In the event that HSBC’s appeals are successful, HSBC will seek a refund of this VAT, of which £198m is estimated to be attributable to HSBC Bank plc.
Contingent liabilities arising from legal proceedings, regulatory and other matters against group companies are disclosed in Note 33.
Financial Services Compensation Scheme
The FSCS provides compensation, up to certain limits, to eligible customers of financial services firms that are unable, or likely to be unable, to pay claims against them. The FSCS may impose a further levy on the HSBC UK to the extent the industry levies imposed to date are not sufficient to cover the compensation due to customers in any future possible collapse. The ultimate FSCS levy to the industry as a result of collapse cannot be estimated reliably. It is dependent on various uncertain factors including the potential recovery of assets by the FSCS, changes in the level of protected products (including deposits and investments) and the population of FSCS members at the time.
Guarantees

	2023		2022
	In favour of third parties	By the group in favour of other HSBC Group entities	In favour of third parties	By the group in favour of other HSBC Group entities
	£m	£m	£m	£m
Financial guarantees[1]	1,981	420	4,158	1,169
Performance and other guarantees	17,432	2,116	15,475	1,661
Total	19,413	2,536	19,633	2,830
1    Financial guarantees contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss incurred because a specified debtor fails to make payment when due, in accordance with the original or modified terms of a debt instrument. The amounts in the above table are nominal principal amounts. ‘Financial guarantees’ to which the impairment requirements in IFRS 9 are applied have been presented separately from other guarantees to align with credit risk disclosures.
The group provides guarantees and similar undertakings on behalf of both third-party customers and other entities within HSBC Group. These guarantees are generally provided in the normal course of the group‘s banking businesses. Guarantees with terms of more than one year are subject to the group’s annual credit review process.